Putnam Ohio Tax Exempt Income Fund
The fund's portfolio
8/31/22 (Unaudited)
Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
COP — Certificates of Participation
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corporation
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 1.50% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (99.9%)(a)
	Rating(RAT)	Principal amount	Value
Alaska (1.5%)
AK State Indl. Dev. & Export Auth. Rev. Bonds, (Tanana Chiefs Conference), Ser. A
5.00%, 10/1/31	A+/F	$500,000	$543,271
5.00%, 10/1/30	A+/F	650,000	712,082

			1,255,353
Delaware (1.1%)
DE River & Bay Auth. Rev. Bonds, 5.00%, 1/1/35(FWC)	A1	885,000	991,091

			991,091
Guam (2.9%)
Territory of GU, Govt. G.O. Bonds, 5.00%, 11/15/31	Ba1	510,000	520,665
Territory of GU, Govt. Bus. Privilege Tax Rev. Bonds, Ser. F, 4.00%, 1/1/42	Ba1	1,000,000	886,912
Territory of GU, Govt. Hotel Occupancy Tax Rev. Bonds, Ser. A, 5.00%, 11/1/40	Ba1	300,000	302,481
Territory of GU, Port Auth. Rev. Bonds, Ser. B
5.00%, 7/1/37	A	200,000	210,632
5.00%, 7/1/36	A	400,000	422,452
5.00%, 7/1/33	A	200,000	212,759

			2,555,901
Illinois (1.3%)
IL State G.O. Bonds, Ser. B, 5.00%, 10/1/32	Baa1	1,050,000	1,110,716

			1,110,716
Indiana (1.8%)
Whiting, Env. Fac. Mandatory Put Bonds (6/5/26), (BP Products North America, Inc.), Ser. A, 5.00%, 12/1/44	A2	1,500,000	1,601,403

			1,601,403
Massachusetts (1.3%)
MA State Dev. Fin. Agcy. Rev. Bonds, (Northeastern U.), 5.00%, 10/1/44	A1	1,000,000	1,085,180

			1,085,180
Minnesota (0.6%)
Rochester, Hlth. Care Fac. VRDN, (Mayo Clinic), Ser. B, 1.50%, 11/15/38	VMIG 1	550,000	550,000

			550,000
Ohio (89.1%)
Akron Bath Coply Joint Twp. Hosp. Dist. Rev. Bonds, (Summa Hlth. Syst. Oblig. Group)
4.00%, 11/15/38	BBB+/F	100,000	91,931
4.00%, 11/15/37	BBB+/F	300,000	278,214
American Muni. Pwr., Inc. Rev. Bonds
(Greenup Hydroelectric Pwr. Plant), Ser. A, 5.00%, 2/15/41	A1	1,000,000	1,048,005
(Hydroelectric Pwr. Plant), Ser. A, 5.00%, 2/15/41	A1	830,000	869,844
Bluffton, Hosp. Fac. Rev. Bonds, (Blanchard Valley Hlth. Syst.), 5.00%, 12/1/31	A2	650,000	692,639
Bowling Green State U. Rev. Bonds, Ser. A, 5.00%, 6/1/42	A1	1,000,000	1,038,162
Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A-2, Class 1, 4.00%, 6/1/48	BBB+	1,500,000	1,344,471
Carlisle, Local School Dist. G.O. Bonds, (School Impt.)
5.00%, 12/1/47	AA	500,000	521,264
5.00%, 12/1/42	AA	350,000	366,103
5.00%, 12/1/37	AA	100,000	104,923
Centerville, Hlth. Care Rev. Bonds, (Graceworks Lutheran Svcs.), 5.25%, 11/1/50	BB+/P	500,000	477,348
Cincinnati, Econ. Dev. Rev. Bonds, (Keystone Parke Phase III), Ser. B, 5.00%, 11/1/40	AA	500,000	531,346
Cleveland, Income Tax Rev. Bonds
(Impt. Pk. & Recreational), 5.00%, 10/1/33	AA	615,000	675,281
(Pub. Fac. Impt.), Ser. B-1, 5.00%, 10/1/33	AA	300,000	330,156
(Bridges & Roadways Impt.), Ser. B-2, 5.00%, 10/1/32	AA	1,000,000	1,105,691
(Pub. Fac. Impt.), Ser. B-1, 5.00%, 10/1/32	AA	500,000	552,303
(Impt. Bridges), 4.00%, 10/1/29	AA	300,000	318,768
(Impt. Bridges), 4.00%, 10/1/28	AA	400,000	426,219
Cleveland, Pub. Pwr. Syst. Rev. Bonds
Ser. A, AGM, 4.00%, 11/15/38	AA	600,000	599,218
Ser. A, AGM, 4.00%, 11/15/36	AA	750,000	755,987
Ser. B-1, NATL, zero %, 11/15/25	A3	3,000,000	2,725,495
Cleveland, Wtr. Poll. Control Rev. Bonds, (Green Bonds)
5.00%, 11/15/41	Aa3	500,000	522,530
5.00%, 11/15/36	Aa3	435,000	457,162
Cleveland-Cuyahoga Cnty., Port Auth. Rev. Bonds, (Euclid Avenue Dev. Corp.), 5.50%, 8/1/47	A3	1,000,000	1,072,394
Cleveland-Cuyahoga Cnty., Port Auth. Cultural Fac. Rev. Bonds
(Playhouse Square Foundation), 5.50%, 12/1/53	BB+	700,000	722,691
(Cleveland Museum of Natural History (The)), 4.00%, 7/1/51	A3	1,000,000	932,962
Cleveland-Cuyahoga Cnty., Port Auth. Tax Increment Fin. Rev. 144A Tax Alloc. Bonds, (Senior-Flats East Bank), Ser. A, 4.00%, 12/1/55	BB	500,000	417,228
Columbus, Metro. Library Special Oblig. Rev. Bonds, 4.00%, 12/1/38	Aa2	1,000,000	1,009,411
Columbus, Swr. VRDN, Ser. B, 1.40%, 6/1/32	VMIG 1	1,430,000	1,430,000
Confluence Cmnty. Auth. Rev. Bonds, (Stadium & Sports), 4.00%, 5/1/36	AA+	1,000,000	1,029,594
Cuyahoga Cnty., COP, (Convention Hotel), 5.00%, 12/1/27	AA-	1,250,000	1,291,000
Cuyahoga Cnty., Econ. Dev. Rev. Bonds
5.00%, 1/1/41	A	1,435,000	1,539,052
5.00%, 1/1/37	A	400,000	432,904
5.00%, 1/1/34	A	300,000	327,215
Franklin Cnty., Rev. Bonds, (Trinity Hlth. Corp. Oblig. Group), Ser. 17OH, 5.00%, 12/1/46	Aa3	2,445,000	2,574,373
Franklin Cnty., Convention Fac. Auth. Rev. Bonds, (Greater Columbus Convention Ctr. Hotel Expansion), 5.00%, 12/1/44	BBB-	1,000,000	1,007,406
Franklin Cnty., Hlth. Care Fac. Rev. Bonds
5.00%, 11/15/44	BBB+/F	1,000,000	1,015,971
(OH Living Oblig. Group), 4.00%, 7/1/40	BBB/F	1,000,000	917,066
Franklin Cnty., Hosp. Fac. Rev. Bonds, (Nationwide Children's Hosp.), Ser. A
4.00%, 11/1/39	Aa2	500,000	488,683
4.00%, 11/1/38	Aa2	300,000	294,323
Gallia Cnty., Local School Impt. Dist. G.O. Bonds, 5.00%, 11/1/27 (Prerefunded 11/1/24)	Aa2	815,000	859,956
Hamilton Cnty., Hlth. Care Rev. Bonds, (Life Enriching Cmnty.), 5.00%, 1/1/46	BBB-/F	1,000,000	969,137
Hamilton Cnty., Sales Tax Rev. Bonds, Ser. B, AMBAC, zero %, 12/1/24	Aa3	3,000,000	2,813,338
Huber Heights City School Dist. G.O. Bonds, (School Impt.), 5.00%, 12/1/31	Aa2	1,000,000	1,060,151
Kent State U. Rev. Bonds, (Gen. Receipts), 5.00%, 5/1/30	Aa3	1,000,000	1,072,719
Lake Cnty., Cmnty. College Dist. COP, 4.00%, 10/1/35	A2	1,840,000	1,852,767
Lakewood, City School Dist. G.O. Bonds, (School Fac. Impt.), Ser. B
4.00%, 11/1/35	Aa2	500,000	521,730
4.00%, 11/1/34	Aa2	430,000	449,787
4.00%, 11/1/33	Aa2	375,000	393,506
4.00%, 11/1/32	Aa2	225,000	236,842
Miami U. Rev. Bonds
5.00%, 9/1/41	Aa3	500,000	529,748
Ser. A, 5.00%, 9/1/36	Aa3	1,000,000	1,119,516
Ser. A, 5.00%, 9/1/34	Aa3	790,000	897,832
Montgomery Cnty., Hosp. VRDN
1.51%, 11/15/45	VMIG 1	1,300,000	1,300,000
(Premier Hlth. Partners Oblig. Group), 1.08%, 11/15/45	VMIG 1	2,000,000	2,000,000
North Royalton, City School Dist. G.O. Bonds, (School Impt.), 5.00%, 12/1/47	Aa2	2,000,000	2,074,931
Northeast Ohio Med. U. Rev. Bonds, Ser. A
5.00%, 12/1/29	Baa1	100,000	109,099
5.00%, 12/1/27	Baa1	100,000	107,884
5.00%, 12/1/24	Baa1	75,000	77,869
4.00%, 12/1/45	Baa1	225,000	206,475
4.00%, 12/1/35	Baa1	300,000	295,000
3.00%, 12/1/40	Baa1	475,000	377,732
3.00%, 12/1/22	Baa1	75,000	75,074
OH State Higher Edl. Fac. Comm. Rev. Bonds
(Ashtabula Cnty. Med. Ctr.), 5.25%, 1/1/52	BBB+/F	1,000,000	1,049,322
5.25%, 12/1/48	BB	250,000	250,903
(Case Western Reserve U.), 5.00%, 12/1/40	Aa3	1,000,000	1,063,208
(Kenyon College), 5.00%, 7/1/37(FWC)	A2	1,000,000	1,044,046
(U. of Dayton), Ser. A, 5.00%, 12/1/24	A+	285,000	299,002
(John Carroll U.), 4.00%, 10/1/47	Baa1	1,100,000	972,040
(Kenyon College 2020), 4.00%, 7/1/44	A2	1,400,000	1,270,658
(Kenyon College 2020), 4.00%, 7/1/40	A2	730,000	682,092
(Xavier U.), 4.00%, 5/1/40	A3	600,000	552,663
(U. of Dayton), 4.00%, 2/1/36	A+	900,000	874,481
(Otterbein Homes Oblig. Group), 4.00%, 7/1/31(FWC)	A	915,000	891,530
(U. of Dayton), 3.00%, 2/1/37	A+	1,580,000	1,309,013
OH State Hosp. Rev. Bonds
(U. Hosp. Hlth. Syst.), Ser. A, 5.00%, 1/15/41	A2	1,000,000	1,037,749
(Premier Hlth. Partners Oblig. Group), 4.00%, 11/15/41	Baa1	1,725,000	1,568,282
OH State Private Activity Rev. Bonds, (Portsmouth Bypass Gateway Group, LLC), AGM, 5.00%, 12/31/39	AA	750,000	774,379
OH State Tpk. Comm. Rev. Bonds
(Infrastructure), Ser. A-1, 5.25%, 2/15/32 (Prerefunded 2/15/23)	Aa3	350,000	354,227
5.00%, 2/15/39(FWC)	Aa3	1,000,000	1,126,699
OH State U. Rev. Bonds, Ser. A
5.00%, 12/1/39	Aa1	1,000,000	1,038,920
3.00%, 12/1/44	Aa1	1,000,000	803,127
OH State Wtr. Dev. Auth. Rev. Bonds, Ser. A, 5.00%, 12/1/34	Aaa	750,000	805,691
Revere, Local School Dist. G.O. Bonds, (School Fac. Impt.), Ser. C, 4.00%, 12/1/33	Aa1	270,000	281,817
Rickenbacker, Port Auth. Rev. Bonds, (OASBO Expanded Asset Pooled), Ser. A, 5.375%, 1/1/32	A2	745,000	848,924
Scioto Cnty., Hosp. Rev. Bonds, (Southern OH Med. Ctr.)
5.00%, 2/15/34	A3	1,025,000	1,059,290
5.00%, 2/15/32	A3	865,000	898,576
Summit Cnty., G.O. Bonds, 5.00%, 12/1/43	Aa1	1,000,000	1,104,009
Toledo, Wtr. Wks. Syst. Rev. Bonds, 5.00%, 11/15/36	Aa3	500,000	536,168
U. of Akron Rev. Bonds, Ser. A, 5.00%, 1/1/31	A2	500,000	520,950
Warren Cnty., Hlth. Care Fac. Rev. Bonds, (Otterbein Homes Oblig. Group)
Ser. A, 5.75%, 7/1/33 (Prerefunded 7/1/23)	A	500,000	513,255
5.00%, 7/1/39	A	1,000,000	1,022,117
Willoughby-Eastlake, City School Dist. G.O. Bonds, (School Impt.), 5.00%, 12/1/46 (Prerefunded 12/1/25)	A2	1,000,000	1,079,772

			77,369,336
Virgin Islands (0.3%)
Matching Fund Special Purpose Securitization Corp. Rev. Bonds, Ser. A, 5.00%, 10/1/30	BB/P	210,000	221,058

			221,058

Total municipal bonds and notes (cost $91,054,430)			$86,740,038

SHORT-TERM INVESTMENTS (4.9%)(a)
	Shares	Value
Putnam Short Term Investment Fund Class P 2.33%(AFF)	4,236,301	$4,236,301

Total short-term investments (cost $4,236,301)		$4,236,301
TOTAL INVESTMENTS

Total investments (cost $95,290,731)		$90,976,339

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2022 through August 31, 2022 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $86,806,492.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value as of 5/31/22	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 8/31/22
	Short-term investments
	Putnam Short Term Investment Fund*	$337,545	$10,251,172	$6,352,416	$10,089	$4,236,301

	Total Short-term investments	$337,545	$10,251,172	$6,352,416	$10,089	$4,236,301
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(FWC)	Forward commitment, in part or in entirety.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index, 1 Month US LIBOR or 3 Month US LIBOR rates, which were 1.50%, 2.55% and 3.10%, respectively, as of the close of the reporting period.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Education	23.7%
	Healthcare	22.9
	Utilities	11.2
	Local debt	10.9
	Tax bonds	10.0
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$86,740,038	$—
Short-term investments	—	4,236,301	—

Totals by level	$—	$90,976,339	$—
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com